FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINE SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
All Currencies [Abstract]
FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINE SUBSIDIARIES	FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA
Ternium’s Argentine subsidiary, Ternium Argentina S.A., is currently operating in a complex and volatile economic environment. The recession the Argentine economy was going through at the end of 2019 coupled with the effects of the COVID-19 outbreak in March 2020 significantly affected economic activity and macroeconomic variables in the country.

Starting in September 2019, the Argentine Central Bank has been imposing increasingly restrictive regulations on foreign exchange transactions, aimed at avoiding further deterioration of a low level of foreign currency reserves. These measures have not had a significant effect on Ternium Argentina’s ability to access the foreign exchange market for commercial payments. Access to the Argentine foreign exchange market to pay dividends and services to related parties requires prior central bank approval, which is granted on a very restricted basis. Current Argentine Central Bank regulations deter companies from converting its Argentine Pesos (ARS) holdings via alternate means due to consequent loss of access to the official foreign exchange market.

Ternium Argentina stated in its annual accounts as of and for the year ended December 31, 2020, that revenues amounted to $1,823 million (2019: $1,789 million), net profit from continuing operations to $268 million (2019: $131 million), total assets to $3,268 million (2019: $2,969 million), total liabilities to $430 million (2019: $338 million) and shareholders’ equity to $2,838 million (2019: $2,631 million).
30.    FOREIGN EXCHANGE RESTRICTIONS IN ARGENTINA (continued)

Ternium Argentina’s financial position in ARS as of December 31, 2020, amounted to $278 million in monetary assets and $165 million in monetary liabilities. Our Argentine subsidiary’s ARS denominated assets and liabilities are valued at the prevailing official exchange rate.

Although most of Ternium Argentina’s cash holdings are either denominated or payable in ARS, our exposure to the ARS as of December 31, 2020 was diminished due to hedging strategies using derivative instruments as well as the investment in US dollar and inflation-linked securities.

As the context of volatility and uncertainty remains in place as of the issue date of these consolidated financial statements, additional Argentine Central Bank regulations that could be imposed in the future could further restrict our Argentine subsidiary’s ability to access the official foreign exchange market.